Intangible Assets and Liabilities Intangible Asset and Liabilities Outstanding (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Below-market lease liabilities		$ (164,839)	$ (118,012)
Accumulated amortization, intangible liabilities		33,280	27,388
Goodwill	$ 29,066	29,066	29,085
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		18,739	58,000
Accumulated amortization, intangible assets		(4,685)	(2,900)
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		464,721	313,432
Accumulated amortization, intangible assets		(142,525)	(123,314)
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		67,140	53,524
Accumulated amortization, intangible assets		$ (28,979)	$ (24,631)